Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities:
Loss		$ (119,790)	$ (39,031)		$ (86,636)
Adjustments to the profit or loss items:
Finance expenses, net		2,193	1,231		13
Other expenses		13	445		192
Financial liabilities recorded as listing expenses					7,648
Finance expenses related to convertible loans and warrants		28,648	7,227		5,016
Revaluation of liability to Legacy		186	269		810
ELOC					1,570
Share listing expenses					12,312
Cost of share-based payment to consultants and employees		6,408	2,420
Cost of share-based payment		3,189	2,070		7,115
Issuance of prefunded warrants		12,792
Depreciation and amortization		1,896	2,379		7,637
Impairment of goodwill and intangible assets		44,741	653		15,258
Change in employee benefit liabilities, net		(223)	(42)		(43)
Gain on loss of control in subsidiaries	[1]	(4,599)
Change in deferred tax liabilities		(168)	(37)		(39)
Adjustments to the profit or loss items		95,076	16,615		57,489
Changes in asset and liability items:
Decrease (increase) in trade receivables		687	1,890		13,242
Decrease (increase) in other assets		447	665		(4,730)
Increase (decrease) in trade payables		(2,500)	(1,591)		(3,436)
Decrease (increase) in inventories					1,812
Change in balances of government grants		63	70		(824)
Decrease (increase) in other accounts payable		(4,034)	4,733	[2]	7,980
Changes in asset and liability		(5,337)	5,767	[2]	14,044
Cash paid and received during the year for:
Interest paid, net		(971)	(277)		(717)
Taxes paid		(376)	(184)		(382)
Cash paid and received during the year		(1,347)	(461)		(1,099)
Net cash used in operating activities		(31,398)	(17,110)		(16,202)
Cash flows from investing activities:
(Investment in) restricted bank deposit		(157)	(337)		(1,493)
Withdrawal from restricted cash		57	1,407		3,926
Change in long-term deposits			177
Purchase of property and equipment		(33)	(84)		(297)
Credit line to a related party			(1,615)
Net cash provided by (used in) investing activities		(133)	(452)		2,136
Cash flows from financing activities:
Issuance of ordinary shares, net of issuance expenses					2,379
Repayment of lease liabilities		(1,001)	(1,017)		(1,711)
Exercise of options and convertible warrants			5,146		2,005
Receipt of short-term loans		32,880	19,815		15,227
Acquisition of non-controlling interest			(6,768)
Repayment of short-term loans		(6,536)			(4,973)
Net cash provided by financing activities		25,343	17,176		12,927
Exchange rate differences on cash and cash equivalents		4,866	(51)		667
(Decrease) in cash and cash equivalents		(1,322)	(437)		(472)
Cash and cash equivalents at the beginning of the year		3,085	3,522		3,994
Cash and cash equivalents at the end of the year		1,763	3,085		3,522
Non-cash transactions:
BST merger	[1]	18,514
Right-of-use asset and liability		343	627		(2,516)
actuarial (gain) loss from defined benefit plan		(43)
Employee benefit assets and liabilities		2,693	168		97
Reclassification of deferred issuance cost to equity					1,384
Dividend distribution to non-controlling interests					369
Reclassification of liability to equity		10,259	2,670
Exercise of warrants		3,130
Conversion of convertible loans		$ 32,348	$ 7,876		$ 6,143

[1]	For more information, see Note 1(f).
[2]	Reclassification of taxes paid in 2024.